Income Taxes (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Current
Federal					$ 0	$ 0
State					(14,041)	2,400
Current Total					(14,041)	2,400
Deferred
Federal					0	0
State					0	0
Deferred Total					0	0
Expense	$ 0	$ 0	$ 0	$ 0	$ (14,041)	$ 2,400